Significant Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended		13 Months Ended
	Oct. 01, 2021	Apr. 01, 2021	Jan. 31, 2023	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022	Sep. 30, 2022
Significant Transactions (Details) [Line Items]
Incurred cost				$ 600,000								$ 600,000
Marketing cost				300,000
Development costs				$ 200,000				$ 200,000
General and administrative expenses								$ 100,000				$ 100,000
Salary reduction rate						25.00%			25.00%
Exchange of shares (in Shares)					33,438			33,438		3,294,574
Impairments of long-lived assets										$ 22,800,000
Capitalized software					$ 344,302			$ 344,302		654,556	$ 6,940,653
Goodwill					1,708,303			1,708,303		1,708,303	32,844,297
Revenue					$ 2,287,868	$ 3,489,676		$ 4,890,557	$ 7,734,756	$ 13,645,030	$ 17,627,097
Stock issued							$ 940,000
Shares issued (in Shares)					6,999,290			6,999,290		4,602,780	1,550,094
Fair value of the earn out					$ 9,300,000			$ 9,300,000		$ 14,600,000	$ 17,300,000
Pro forma revenue											28,800,000
Pro forma net loss											(31,400,000)
Viridian Sciences [Member]
Significant Transactions (Details) [Line Items]
Exchange of shares (in Shares)		51,550
Viridian Sciences Inc. [Member]
Significant Transactions (Details) [Line Items]
Exchange share value		$ 6,200,000
Viridian [Member]
Significant Transactions (Details) [Line Items]
Impairments of long-lived assets										7,000,000
Capitalized software										600,000
Intangible assets										1,000,000
Goodwill										5,400,000
Revenue										1,700,000	2,400,000
Cannabis [Member]
Significant Transactions (Details) [Line Items]
Revenue										8,800,000	$ 2,400,000
Purchase price	$ 5,000,000
Stock issued	12,000,000
Aggregate cash paid	$ 8,000,000
365 Cannabis [Member]
Significant Transactions (Details) [Line Items]
Impairments of long-lived assets								$ 9,000,000		22,200,000
Intangible assets										9,700,000
Goodwill										12,500,000
Purchase price										$ 527,000
Shares issued (in Shares)	178
Earn out rate										25.00%
Initially measured fair value										$ 6,300,000
Fair value of the earn out													$ 3,300,000
Reduction of working capital							$ 1,500,000			200,000
Working capital settlement										$ 400,000
Accrued expenses (in Shares)										13,988
Common stock value										$ 900,000
365 Cannabis [Member] | Subsequent Event [Member]
Significant Transactions (Details) [Line Items]
Revenue			$ 2,300,000
Purchase price			$ 500,000